Note 6 - Stock-Based Awards (Q2) (Details) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Aug. 15, 2013	Aug. 15, 2003	Jul. 26, 2014	Jul. 25, 2014	Jul. 25, 2012
Note 6 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			1,096,500	1,019,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	830,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	100.00%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.73	$ 0.68	$ 0.68	$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	$ 12,000		$ 319,000		$ 12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	10,000		202,000		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value (in Dollars)	12,000		308,000		12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)	5,000		0	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	25,000	0	0	(87,881)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	700,000				700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 2 months 12 days
Restricted Stock [Member]
Note 6 - Stock-Based Awards (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years				0 years 7 months 6 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)	$ 500,000		$ 100,000		$ 500,000
2000 Stock Incentive Plan [Member]
Note 6 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,500,000		4,500,000		4,500,000
2007 Stock Incentive Plan [Member]
Note 6 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			7,000,000					7,000,000	5,000,000	5,000,000
2003 Director Option Plan [Member]
Note 6 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	450,000		450,000		450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						10,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						10,000	10,000